Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Tax Contingency [Line Items]
Effective tax rate	20.40%	33.10%	20.10%	34.30%	43.01%	30.22%
Effective statutory tax rate	21.00%		21.00%		34.00%	34.00%
Interest and penalties associated with income taxes	$ 0	$ 0	$ 0	$ 0
Deferred Tax Valuation Adjustment					$ 834,000
US [Member]
Income Tax Contingency [Line Items]
Federal net operating loss carryforwards					$ 2,100,000
Internal Revenue Service (IRS) [Member]
Income Tax Contingency [Line Items]
operating loss carryforwards					The Company has federal net operating loss carryforwards of approximately $2.1 million which begin to expire in 2022. This amount is subject to a limitation by Section 382 of the Internal Revenue Code of 1986, as amended, to $650 thousand per year.
Other Liabilities
Income Tax Contingency [Line Items]
Uncertain tax position					$ 903,000	$ 903,000